Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2008
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 12-13-09





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
56
Form 13F Information Table Value Total:
$306,978
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,292     76,007      SH          DEFINED              76,007
Assurant                Com        04621X108  20,157    671,915      SH          DEFINED             671,915
Atlas America           Com        049167109     255     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     523     60,000      SH          SOLE                 60,000
Baker Michael Corp      Com        057149106  24,651    667,880      SH          DEFINED             667,880
Berkley, WR             Com        084423102  12,216    394,067      SH          DEFINED             394,067
Brush Engineered        Com        117421107   2,004    157,525      SH          DEFINED             157,525
CKX Inc.                Com        12562M106   1,205    328,200      SH          DEFINED             328,200
Cal Dive Int'l Inc      Com        12802T101   2,359    362,286      SH          DEFINED             362,286
Cardinal Financial      Com        14149F109   3,266    573,951      SH          DEFINED             573,951
Carpenter Tech          Com        144285103   8,250    401,652      SH          DEFINED             401,652
ConocoPhillips          Com        20825C104   1,524     29,429      SH          DEFINED              29,429
EOG Res Inc.            Com        26875P101   4,525     67,964      SH          DEFINED              67,964
Emcor Group             Com        29084Q100  13,429    598,717      SH          DEFINED             598,717
Emerson Elec Co.        Com        291011104   2,422     66,160      SH          DEFINED              66,160
Energen Corp.           Com        29265N108   4,817    164,240      SH          DEFINED             164,240
FTI Consulting          Com        302941109  15,675    350,836      SH          DEFINED             350,836
First Potomac           Com        33610F109     120     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     202     14,694      SH          SOLE                 14,694
Middleburg Financial    Com        596094102     365     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   4,417    527,677      SH          DEFINED             527,677
Oceanfirst Fin          Com        675234108     193     11,649      SH          DEFINED              11,649
PartnerRe Holdings      Com        G6852T105   6,641     93,183      SH          DEFINED              93,183
PPL Corporation         Com        69351T106   7,709    251,195      SH          DEFINED             251,195
Patriot Ntl Bancorp     Com        70336F104     206     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     473     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101  11,769  1,115,585      SH          DEFINED           1,115,585
Republic SVCS           Com        760759100   9,075    366,059      SH          DEFINED             366,059
Rosetta Resources       Com        777779307   3,852    544,121      SH          DEFINED             544,121
Rudolph Tech            Com        781270103     120     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   4,975    580,468      SH          DEFINED             580,468
Rush Enterprises        CLB        781846308   2,423    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104     163     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   1,249     42,270      SH          DEFINED              42,270
Suncor Energy           Com        867229106   7,186    368,500      SH          DEFINED             368,500
Tessera Technologies    Com        88164L100   2,808    236,375      SH          DEFINED             236,375
United America          CLA        90933T109  14,219  1,109,972      SH          DEFINED           1,109,972
Urstadt Biddle Pptys    CLA        917286205     438     27,500      SH          SOLE                 27,500
Watsco Inc.             Com        942622200   4,945    128,772      SH          DEFINED             128,772
Agere Sys          Note 6.5 12/1   00845VAA8  14,735 15,017,000      PRN         DEFINED          15,017,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   5,920  6,615,000      PRN         DEFINED           6,615,000
Amdocs LTD         Note  .5  3/1   02342TAD1   3,928  3,978,000      PRN         DEFINED           3,978,000
American Tower     Note 5.0  2/1   029912AF9     523    550,000      PRN         SOLE                550,000
Avent Inc.         DBCV 2.0  3/1   053807AL7   3,538  3,597,000      PRN         DEFINED           3,597,000
Coeur D'Alene Mine Note 1.25 1/1   192108AQ1     453  1,535,000      PRN         SOLE              1,535,000
Commscope Inc      SDCV 1.0  3/1   203372AD9   8,457  8,500,000      PRN         DEFINED           8,500,000
Cymer Inc          Note 3.5  2/1   232572AE7   1,027  1,040,000      PRN         SOLE              1,040,000
Digital River      Note 1.25 1/0   25388BAB0  13,605 13,639,000      PRN         DEFINED          13,639,000
Level 3 Communic   Note 6.0  9/1   52729NAG5   4,550  5,000,000      PRN         SOLE              5,000,000
Design Auto        Note 2.0 5/1    559181AC6   3,142  5,500,000      PRN         DEFINED           5,500,000
Maxtor Corp        Note 6.8 4/3    577729AC0   7,720  8,674,000      PRN         DEFINED           8,674,000
Omnicom Group      Note     2/0    681919AK2   5,925  6,000,000      PRN         DEFINED           6,000,000
Red Hat            DBCV  .5 1/1    756577AB8   7,595  7,624,000      PRN         DEFINED           7,624,000
Sepracor Inc       Note     10/1   817315AW4  17,597 19,050,000      PRN         DEFINED          19,050,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   3,020  3,553,000      PRN         DEFINED           3,553,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   3,125  4,000,000      PRN         DEFINED           4,000,000